ALLIANCE INTERNATIONAL FUND

SEMI-ANNUAL REPORT
DECEMBER 31, 1995



LETTER TO SHAREHOLDERS                              ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

February 12, 1996

Dear Shareholder:

Declining inflation and interest rates set the stage for strong performance in 1995 in the global financial markets. The U.S. equity market as measured by the S&P 500 Index led the advance by climbing 37.5%. Slow but steady economic growth, mild inflation, advancing technology stocks, positive earnings reports and an enhanced global competitive positioning resulting from the weak U.S. dollar created a positive environment for U.S. companies and financial assets.

The Japanese equity market experienced an extremely volatile year, declining dramatically in the first half but later completely retracting those earlier losses. The yen followed a similar pattern, appreciating 15% during the first six months but reversing the gains in the second half of the year. The improvement in Japanese share price performance can be attributed to an abundance of liquidity-with interest rates close to 0% and an expansionary fiscal policy; the announcement of plans to address the crisis in the financial system; the decline in the yen relieving the ailing exporters; and more recently, signs of slight improvement in economic growth and corporate profits.

European equities produced a reasonable return of 13% in local currency terms, which was further enhanced by 8% as the currencies appreciated versus the U.S. dollar. Local European bond markets gained 17% because of slowing economic growth, historically low inflation rates and falling interest rates. Despite these factors, corporate profits were disappointing because of uncompetitive currencies, slow growth and depressed consumer spending.

Finally, the developing equity markets had a poor 1995-declining 7% in U.S. dollar terms. The fallout from Mexico continued to reverberate throughout Latin America, the Pacific, and even Eastern Europe. Hong Kong bucked the trend among the Pacific markets and returned 23%. Despite slowing earnings growth, its economy and stock market benefited from declining U.S. interest rates because the Hong Kong dollar is pegged to the U.S. dollar.

INVESTMENT RESULTS
The following table shows the International Fund's investment results over the six-month period since we last reported (June 30, 1995, through December 31). Also shown for comparison are the total returns for the benchmark EAFE Index, an unmanaged but broad measure of stock market performance in Europe, Australia and the Far East; Morgan Stanley's World Index excluding the U.S., also unmanaged, which measures the overall performance of stock markets in 21 countries excluding the U.S.; and finally, for the average of its Lipper universe of 254 international funds. These funds have generally similar investment objectives to your fund, though some funds included in the average may have somewhat different investment policies.


                         Total Returns Through December 31, 1995*
                                     Six Months    Twelve Months
                                     ----------    -------------
  ALLIANCE INTERNATIONAL FUND
    Class A                             +7.74%        +10.10%
    Class B                             +7.30%         +9.18%
    Class C                             +7.29%         +9.18%

  MSCI EAFE INDEX                       +7.98%        +11.22%
  MSCI WORLD INDEX-U.S.                 +8.27%        +11.41%
  LIPPER INTERNATIONAL FUNDS AVERAGE    +6.94%         +9.41


TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF DECEMBER 31; ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


The International Fund's returns were closely in line with its benchmarks in 1995. Stock selection was positive in both Europe and Japan, which represent a major portion of the EAFE Index. Examples of companies-by geography and industry-held by your Fund that performed particularly well during the year include:


1



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

BRITISH STOCKS
Thorn EMI                    +47%
BAT Industries               +31%
Forte                        +38%
Dixons Group                 +38%
SmithKline Beecham           +57%
Royal Bank of Scotland       +49%

DUTCH STOCKS
Heineken                     +36%
AMEV                         +46%

JAPANESE BANK STOCKS
Bank of Tokyo                +17%
Tokai Bank                   +20%
Sumitomo Bank                +15%

JAPANESE CONSUMER STOCKS
Fuji Photo                   +29%
Nintendo                     +46%
Takeda                       +41%

GROWTH STOCKS
Tabacalera                   +31%(Spain)
Salomon                      +33%(France)
Astra                        +40%(Sweden)


Pacific emerging equity markets detracted from performance, despite a correctly overweighted position in the strong Hong Kong market.

INVESTMENT STRATEGY AND OUTLOOK
Entering 1996, we increased the portfolio's targeted exposure to Japan to 40%, overweighted the Pacific (excluding Japan) at 13% and slightly underweighted Europe at 47%. Our asset allocation research suggests that the developed equity markets may return another 8% (measured in local currency terms) over the next twelve months. Valuation ratios remain in line with both inflation and interest rates, and most likely will not expand further. Corporate earnings in Japan should recover and the market consequently should advance along with earnings. In contrast, as economic growth slows, earnings could disappoint. The principle near-term risk is that the major economies of the U.S. and Europe slow simultaneously during the first half of 1996. The risk of accelerating inflation leading to higher interest rates seems unlikely. Global liquidity conditions remain abundant, which is supporting stock markets worldwide and in the developing countries in particular.

The Japanese economy appears to have bottomed and signs of recovery are appearing. The government has admitted that a financial crisis exists and has announced a rescue plan that includes the use of public sector funds to bail out the financial system. The trade surplus is falling and capital outflows continue, reinforcing a weakening yen. Liquidity conditions remain robust as the deflationary environment and slow economy should keep interest rates close to 0%. Earnings are improving and the potential rebound from current depressed levels is significant, particularly as the yen falls. In 1996, Japanese companies are the most likely to deliver positive earnings revisions.

Economic growth is slowing toward recession in parts of Europe. Social unrest, as witnessed by labor strikes in France, threatens growth. Offsetting this is low inflation and declining interest rates. Valuations are fair for the larger cap stocks but more reasonable for medium and smaller companies. Interest rates should continue to fall, supporting valuation multiples. Corporate profits, however, are questionable given the sluggish economies and strong currencies. The resurgence of the European consumer is essential for economic growth. Since savings ratios are high and corporate balance sheets strong, lower rates should lead to a recovery in consumption and economic growth beginning in the second half of 1996.

The Asian markets should benefit from lower U.S. interest rates, abundant liquidity, and external capital flows. Their companies are growing faster than anywhere else in the world while valuations are at some of the lowest levels in the last two years. Within Latin America, Brazil and Colombia appear the most attractive after substantial declines in 1995. In Eastern Europe, the Polish equity market has the greatest potential followed by the Czech Republic and Russian markets.

We expect the U.S. dollar to continue to strengthen for both fundamental and technical reasons. Consequently, the portfolio is partially hedged using the Japanese yen,


2



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

French franc and German mark. The overall result is that about 11% of the portfolio's equity exposure is protected from an appreciating U.S. currency. CAPITAL GAINS IN 1995

Alliance International Fund paid a capital gains distribution of $1.05 per share on December 13, 1995, to shareholders of record on December 7. The distribution represented $0.20 per share from short-term gains, or ordinary income, and the remaining $0.85 per share was from long-term gains.

Thank you for your continued interest and investment in Alliance International Fund. We look forward to reporting its progress to you in the coming period.

Sincerely,

John D. Carifa
Chairman and President

A. Rama Krishna
Senior Vice President


3



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

Alliance International Fund seeks to provide investors with a total return on its assets from long-term growth of capital and from income. It invests principally in a diversified portfolio of marketable securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, and foreign government securities.


INVESTMENT RESULTS
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1995

CLASS A SHARES
                             WITHOUT          WITH
                          SALES CHARGE    SALES CHARGE
                          ------------    ------------
 . One Year                   +10.10%         +5.42%
 . Five Years                  +8.51%         +7.57%
 . Ten Years                  +10.79%        +10.31%

CLASS B SHARES
                             WITHOUT          WITH
                          SALES CHARGE    SALES CHARGE
                          ------------    ------------
 . One Year                    +9.18%         +5.18%
 . Five Years                  +7.55%         +7.55%
 . Since Inception*            +5.62%         +5.62%

CLASS C SHARES
 . One Year                    +9.18%
 . Since Inception*            +8.56%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/17/90, Class B; 5/3/93, Class C.


4



TEN LARGEST HOLDINGS
DECEMBER 31, 1995 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
------------------------------------------------------------------------------
Sumitomo Bank-Large Japanese city bank           $ 4,030,024            1.7%
Seven-Eleven Japan-Largest CVS operator            3,736,949            1.5
DDI Corp.-Provider of long distance
  telephone and mobile communication
  services                                         3,680,387            1.5
Toyota Motor Corp.-One of world's three
  auto makers                                      3,372,494            1.4
Fortis Amev N.V.-Dutch banking and
  insurance company                                3,275,101            1.3
Nomura Securities Co., Ltd.-Japan's
  largest securities firm                          3,181,598            1.3
Mitsui Trust & Banking-Third largest
  Japanese trust bank                              3,064,407            1.3
Sakura Bank, Ltd.-Major Japanese city bank         3,045,036            1.2
Mitsubishi Bank-Large Japanese city bank
  and nucleus of Mitsubishi group                  3,036,029            1.2
Asahi Bank, Ltd.-Medium Japanese city bank         2,946,247            1.2
                                                 -----------           -----
                                                 $33,368,272           13.6%


5



DISTRIBUTION OF PORTFOLIO BY COUNTRY
DECEMBER 31, 1995 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                       PERCENT OF PORTFOLIO*
                       ---------------------
Japan                          39.1%
United Kingdom                 13.8
France                          9.8
Germany                         5.7
Switzerland                     3.5
Netherlands                     3.3
Hong Kong                       2.8
Sweden                          2.2
Spain                           2.2
Italy                           2.1
Malaysia                        2.0
Singapore                       1.8
Australia                       1.8
Finland                         1.4
Indonesia                       1.2
Denmark                         1.0
Norway                          1.0
New Zealand                     1.0
South Korea                     0.9
Brazil                          0.6
Belgium                         0.5
Ireland                         0.5
Thailand                        0.4
Mexico                          0.4
Peoples Republic of China       0.4
Philippines                     0.3
India                           0.3
                              100.0%


*  Excludes short-term obligations.


6



INDUSTRY DIVERSIFICATION
DECEMBER 31, 1995 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                                U.S. $ VALUE        NET ASSETS
------------------------------------------------------------------------------
Banking                                         $ 40,175,818           16.4%
Basic Industries                                  19,796,536            8.1
Capital Goods                                     12,102,695            4.9
Consumer Manufacturing                            25,704,882           10.5
Consumer Services                                 25,917,442           10.6
Consumer Staples                                  31,074,727           12.7
Energy                                             5,089,377            2.1
Finance                                           16,854,748            6.9
Healthcare                                         8,152,582            3.3
Insurance                                         11,005,510            4.5
Multi Industry                                     3,469,557            1.4
Technology                                         4,884,899            2.0
Transportation                                     3,685,305            1.5
Utilities                                         26,939,896           11.0
Other                                              4,031,358            1.6
Total Investments*                               238,885,332           97.5
Cash and receivables, net of liabilities           6,108,431            2.5
Net Assets                                      $244,993,763          100.0%


*  Excludes short-term obligations.


7



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $VALUE
------------------------------------------------------------------------
COMMON STOCKS AND OTHER INVESTMENTS97.5%
AUSTRALIA1.7%
Coca-Cola Amatil, Ltd.                          173,119       $1,380,637
Mayne Nickless, Ltd.                             64,053          285,644
National Australia Bank, Ltd.                    92,000          827,386
Qantas Airways, Ltd.                            103,109          171,664
Woolworths, Ltd.                                651,515        1,568,933
                                                              ----------
                                                               4,234,264

BELGIUM0.5%
Kredietbank NV (a)                                4,460        1,216,407

BRAZIL0.6%
Dixie Toga, S.A.                                643,028          562,347
Industrias Klabin de Papel e Celulose, S.A.     712,500          645,095
Siderurgica Riograndense, S.A.                9,433,000          142,667
                                                              ----------
                                                               1,350,109

CANADA0.0%
Imasco, Ltd.                                          4               78

DENMARK1.0%
Den Danske Bank                                  34,000        2,344,724

FINLAND1.4%
Metsa-Serla Oy                                   27,800          856,412
Nokia Corp.                                      38,100        1,471,524
Unitas Bank, Ltd.                               443,000        1,120,287
                                                              ----------
                                                               3,448,223

FRANCE9.6%
Assurance Generale de France (a)                 48,500        1,626,252
Banque Nationale de Paris* (a)                   34,400        1,553,662
Bouygues (a)                                     12,167        1,227,148
Casino Guichard Perrachon                        17,020          496,576
Compagnie Financiere de Paribas (a)              20,400        1,119,894
Compagnie Generale des Eaux (a)                  17,200        1,719,297
Credit Foncier de France                         15,700          227,266
Gruope Danone                                    11,130        1,838,691
Klepierre                                         2,400          282,151
Legris Industries, S.A.                          16,500          537,743
PSA Peugeot Citroen                              14,400        1,901,942
Societe de Immeubles de France                    7,375          440,299
Societe Francaise d'Investissemeants
  Immobiliers et de Gestion                       9,700          644,551
Salomon, S.A.                                     2,060        1,200,368
Sanofi, S.A.                                     15,100          969,104
Seita                                            32,700        1,186,720
Simco
  Ordinary                                        6,910          656,952
  new shares                                        286           24,945
Societe Television Francaise                     10,900        1,170,006
Total, S.A.                                      37,457        1,273,538
  Cl. B                                          10,575          714,585
Union du Credit - Bail Immobilier                11,410        1,180,425
Union Immobiliere de France                       3,860          334,623
Usinor Sacilor *                                 82,400        1,090,861
                                                              ----------
                                                              23,417,599

GERMANY5.5%
Bayer A.G. (a)                                    9,650        2,546,822
Deutsche Bank A.G. (a)                           52,800        2,502,399
Deutsche Lufthansa A.G.*(a)                      10,390        1,430,830
Henkel KGaA-Vorzug                                4,800        1,805,669
Klein, Schanz & Beck A.G.                         2,280          373,601
  Vorzug                                          5,310          592,407
Schmalbach Lubeca A.G.                            5,600          787,979
Suedzucker A.G. (a)                               2,601        1,405,554
Varta A.G.                                          500           95,876
Veba A.G. (a)                                    47,600        2,021,295
                                                              ----------
                                                              13,562,432

HONG KONG2.7%
Citic Pacific, Ltd.                             239,000          817,530
Consolidated Electric Power                     601,000        1,092,021


8



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $VALUE
------------------------------------------------------------------------
Dao Heng Bank Group, Ltd.                       244,000       $  878,810
Hong Kong & China Gas Co., Ltd.                 178,800          287,884
Hopewell Holdings                             1,526,000          878,202
Hysan Development Co., Ltd.                     114,000          301,494
Johnson Electric Holdings, Ltd.                 254,000          451,665
New World Development Co., Ltd.                  76,586          332,789
New World Infrastructure                            552            1,057
Sun Hung Kai Properties, Ltd.                    55,000          449,887
Television Broadcasting, Ltd.                   201,000          716,140
Yizheng Chemical Fibre Co.*                   2,131,000          479,527
                                                              ----------
                                                               6,687,006

INDIA0.3%
Bajaj Auto, Ltd. (GDR)(b)                        29,100          691,125

INDONESIA1.2%
PT Indosat*                                     297,000        1,078,111
PT HM Sampoerna                                 143,000        1,488,476
PT Telekomunikasi Indonesia (ADR) *              13,000          328,250
                                                              ----------
                                                               2,894,837

IRELAND0.5%
Irish Life Plc.                                 293,669        1,111,596

ITALY2.0%
Ente Nazionale Idrocarburi S.p.A. *             339,000        1,184,820
La Rinascente S.p.A                             264,700        1,601,906
Telecom Italia Mobile S.p.A.                    204,600          360,120
Telecom Italia S.p.A.                           738,000        1,147,924
Telecom Italia Mobile Di Risp*                  662,300          696,516
                                                              ----------
                                                               4,991,286

JAPAN38.1%
Amano Corp.                                      89,000        1,120,581
Aoki International Co., Ltd.                     12,000          292,881
Asahi Bank, Ltd.                                234,000        2,946,247
Asahi Glass Co., Ltd.                           164,000        1,826,634
Bank of Tokyo, Ltd.                              76,000        1,332,300
Canon, Inc.                                      24,000          434,673
Chiba Bank, Ltd.                                 55,000          495,400
Dai Nippon Printing Co., Ltd.                    61,000        1,033,898
Daifuku Co., Ltd.                                58,000          820,145
Daito Trust Construction Co., Ltd.               10,800          127,613
Daiwa House Industry Co., Ltd.                   28,000          461,017
Daiwa Securities Co., Ltd.                       39,000          596,804
DDI Corp.                                           475        3,680,387
East Japan Railway Co.                              336        1,633,627
Fuji Bank                                       127,000        2,804,455
Fuji Photo Film                                  20,000          577,240
Furakawa Co., Ltd.                               91,000          450,373
Heiwa (a)                                        51,000        1,328,717
Hokkaido Takushoku Bank                         158,000          468,261
Honda Motor Co.                                  24,000          495,109
House Foods Industry                             37,000          666,537
Hoya Corp.                                       10,000          343,826
Ito-Yokado Co., Ltd.                             16,000          985,569
Japan Securities Finance                         70,000        1,003,390
Kamigumi Co., Ltd.                               73,000          700,659
Kandenko Co., Ltd.                               54,000          674,673
Kao Corp.                                       148,000        1,834,770
Kirin Brewery Co., Ltd.                          76,000          898,014
Kokuyo                                           21,000          488,135
Kuraray Co., Ltd.                               112,000        1,225,763
Long-Term Credit Bank of Japan                   52,000          443,196
Mabuchi Motor                                    14,000          870,508
Maeda Road Construction                          22,000          406,973
Matsushita Electric Industrial Co.              134,000        2,180,339
Matsushita Electric Works                        83,000          876,223
Mitsubishi Bank                                 129,000        3,036,029
Mitsubishi Heavy Industries, Ltd.               110,000          876,804


9



PORTFOLIO OF INVESTMENTS (CONTINUED)                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $VALUE
------------------------------------------------------------------------
Mitsubishi Materials Corp.                       98,000       $  507,796
Mitsubishi Oil Co.                              109,000          968,068
Mitsui Marine & Fire Insurance Co.              120,000          855,400
Mitsui Trust & Banking (a)                      280,000        3,064,407
Mori Seiki                                       22,000          496,465
National House Industrial                        32,000          585,763
NGK Insulators                                   57,000          568,620
NGK Spark Plug Co.                               18,000          226,634
Nikko Securities Co.                             81,000        1,043,390
Nintendo Corp., Ltd.                             11,700          889,540
Nippon Comsys Corp.                               2,000           21,114
Nippon Electric Glass Co., Ltd.                   2,000           37,966
Nippon Express Co., Ltd.                         81,000          779,797
Nippon Light Metal Co.                           79,000          452,959
Nippon Paper Industries Co.                      11,000           76,387
Nippon Steel Co.*                               254,000          870,857
Nippon Telegraph & Telephone Corp.                  114          921,937
Nisshin Steel Co., Ltd.                         216,000          872,368
NKK Corp.                                       324,000          872,368
Nomura Securities Co., Ltd.                     146,000        3,181,598
ONO Pharmaceutical Ltd.                           2,000           76,901
Osaka Gas Co.                                   224,000          774,508
Rohm Co.                                         35,000        1,976,271
Sakura Bank, Ltd.                               240,000        3,045,036
Sankyo Co., Ltd.                                 18,000          404,455
Santen Pharmaceutical                            11,000          249,298
Sega Enterprises                                 17,000          938,499
Seven-Eleven Japan                               53,000        3,736,949
Shimano, Inc.                                    34,000          599,322
Shimizu Corp.                                    81,000          823,729
Shiseido Co., Ltd.                               77,000          917,288
Sumitomo Bank (a)                               190,000        4,030,024
Sumitomo Electric Industries                     60,000          720,581
Sumitomo Marine & Fire Insurance Co.            102,000          837,734
Sumitomo Realty and Development                 119,000          841,356
Sumitomo Rubber Industries                       33,000          275,506
Taisho Pharmaceutical                            45,000          889,104
Takeda Chemical Industries                       55,000          905,569
Tanabe Seiyaku Co, Ltd.                           4,000           28,785
Toagosei Co., Ltd.                               49,000          260,068
Tokai Bank                                       99,000        1,380,726
Tokyo Electric Power Co.                         46,400        1,240,329
Tokyo Gas Co., Ltd.                             412,000        1,452,475
Tokyo Steel Mfg. Co.                             85,000        1,564,165
Tostem Corp.                                     41,000        1,362,034
Toyo Kanetsu                                     62,000          317,656
Toyota Motor Corp. (a)                          159,000        3,372,494
UBE Industries, Ltd.                             77,000          290,847
Yakult Honsha                                    57,000          778,402
Yamanouchi Pharmaceutical                        42,000          903,051
Yamazaki Baking Co., Ltd.                        37,000          688,039
                                                              ----------
                                                              93,412,405

MALAYSIA2.0%
AMMB Holdings Berhad                             45,000          513,840
DCB Holdings Berhad
  warrants expiring 12/28/99 *                   82,250           81,612
Malakoff Berhad                                 184,000          655,668
Petronas Gas Berhad                             173,000          589,223
Rashid Hussain Berhad                            89,000          266,331
Resorts World Berhad                            184,000          985,313
Telekom Malaysia Berhad                         227,000        1,769,737
                                                              ----------
                                                               4,861,724

MEXICO0.4%
Panamerican Beverages, Inc.                      24,400          780,800
Telefonos de Mexico, S.A. (ADR) Cl. L             7,100          226,313
                                                              ----------
                                                               1,007,113

NETHERLANDS3.0%
European Vinyls Corp. International N.V.*        11,900          309,165
Fortis Amev N.V.                                 48,900        3,275,101


10



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $VALUE
------------------------------------------------------------------------
Heineken N.V.                                     8,500       $1,507,696
Internationale Nederlanden Groep N.V.            32,885        2,196,342
                                                              ----------
                                                               7,288,304

NEW ZEALAND0.9%
Air New Zealand, Ltd. Cl. B                      10,000           33,995
Fletcher Challenge, Ltd. - Forestry Division    232,000          330,641
Lion Nathan, Ltd.                               338,000          806,531
Telecom Corp of New Zealand, Ltd.               257,500        1,111,048
                                                              ----------
                                                               2,282,215

NORWAY0.9%
Bergesen d.y. AS                                 51,400        1,023,189
Christiana Bank OG Kreditkasse                  561,000        1,302,874
                                                              ----------
                                                               2,326,063

PEOPLES REPUBLIC OF CHINA 0.4%
Advanced Semiconductor Engineering (GDR) (b)     49,800          658,605
China Steel Corp. (GDS)                          16,000          279,600
                                                              ----------
                                                                 938,205

PHILIPPINES0.3%
Manila Electric Co. Cl. B                        90,000          734,274
Philippine Commerce International Bank           10,070           92,907
                                                              ----------
                                                                 827,181

SINGAPORE1.8%
Overseas-Chinese Banking Corp., Ltd.            102,000        1,276,352
Overseas Union Bank                             238,000        1,640,509
Singapore Airlines, Ltd.                         31,000          289,290
Singapore Press Holdings, Ltd.                   64,000        1,131,142
                                                              ----------
                                                               4,337,293

SOUTH KOREA0.8%
Hyundai Motor (GDR) *                             3,000           43,500
Korea Electric Power Corp.                       15,290          607,067
  (ADR)                                           6,400          169,600
Korea Mobile Telecom
Corp. (GDS)                                      14,700          650,475
Pohang Iron & Steel Co.                             140           10,156
  (ADR)                                          26,000          568,750
                                                              ----------
                                                               2,049,548

SPAIN2.1%
Banco Intercontinental Espanol                   16,400        1,592,648
Repsol, S.A.                                     47,700        1,560,448
Tabacalera, S.A. Series A                        37,100        1,404,512
Unidad Editorial, S.A. * (c)                    297,500          349,410
Uralita, S.A.                                    29,500          267,060
                                                              ----------
                                                               5,174,078

SWEDEN2.2%
Astra AB Series A                                72,600        2,896,451
Marieberg Tidnings Series A                      52,500        1,217,205
Stora Kopparbergs Bergslags Aktiebolag
  Series B                                      100,600        1,204,062
                                                              ----------
                                                               5,317,718

SWITZERLAND3.4%
Baloise Holdings, Ltd.                              310          644,714
Ciba-Geigy A.G. (a)                               2,700        2,374,783
Forbo Holdings A.G.                               3,650        1,559,315
Nestle, S.A. (a)                                  2,460        2,720,069
Winterthur Schweizerische
  Versicherungs - Gesellschaft                    1,560        1,103,085
                                                              ----------
                                                               8,401,966

THAILAND0.4%
Bangkok Bank Co., Ltd.                           42,000          510,202
The Thai Farmers Bank, Ltd.                      52,000          524,335
                                                              ----------
                                                               1,034,537


11



PORTFOLIO OF INVESTMENTS (CONTINUED)                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $VALUE
------------------------------------------------------------------------
UNITED KINGDOM13.5%
Allied Radio Plc.                               966,950       $   63,842
Anglian Water Plc.                              120,000        1,131,569
B.A.T. Industries Plc.                          305,163        2,687,980
British Airways Plc.                            231,700        1,677,347
British Land Co. Plc.                           181,000        1,071,309
British Land Co. Plc. (b)                        30,166          175,337
British Telecommunications Plc.                 319,700        1,753,188
BTR Plc.                                        324,700        1,654,502
Enterprise Oil Plc.                              93,100          572,738
Forte Plc.                                      200,100        1,027,377
General Electric Co. Plc.                       324,000        1,781,802
Grand Metropolitan Plc.                         310,500        2,235,746
Hazlewood Foods Plc.                            298,600          459,236
Hepworth Plc.                                   274,000        1,357,852
House of Fraser Plc.                            153,400          421,803
Lex Service                                      38,300          181,769
Marley Plc.                                     506,200          872,883
Mowlen (John) & Co. Plc.                        864,000          791,912
The Peninsular & Oriental Steam Navigation Co.  172,000        1,271,881
Royal Bank of Scotland Group Plc.               153,000        1,392,837
Rugby Group Plc.                                719,700        1,229,859



                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)       U.S. $VALUE
------------------------------------------------------------------------
Sainsbury (J) Plc.                              163,500      $   996,939
Smith (W.H.) Group Plc.                         136,000          895,810
Smithkline Beecham Cl A                          75,238          829,864
Tate & Lyle Plc.                                285,000        2,089,767
Vodafone Group Plc.                             560,000        2,009,607
Wimpey (George) Plc.                          1,053,000        2,355,602
                                                             -----------
                                                              32,990,358

OTHER0.3%
Asesores Bursatiles Capital Fund N.V.* (c)           25          686,938
Total Common Stocks And Other Investments
  (cost $224,306,730)                                        238,885,332

TIME DEPOSIT3.6%
Canadian Imperial Bank of Commerce
  5.75%, 1/02/96
  (cost $8,700,000)                              $8,700        8,700,000

TOTAL INVESTMENTS101.1%
  (cost $233,006,730)                                        247,585,332
Other assets less liabilities(1.1%)                           (2,591,569)

NET ASSETS100%                                              $244,993,763


*    Non-income producing security.

(a) Securities or portion thereof, with an aggregate market value of $39,375,373 have been segregated to collateralize forward exchange currency contracts.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1995, these securities amounted to $1,525,067 or .62% of net assets.

(c)  Illiquid security, valued at fair value (see Notes A & F).

     Glossary of Terms:
     ADR - American depository receipt
     GDR - Global depository receipt
     GDS - Global depository security

     See notes to financial statements.


12



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $233,006,730)         $247,585,332
  Receivable for investment securities sold                         14,987,788
  Dividends and interest receivable                                    740,358
  Receivable for shares of beneficial interest sold                    611,983
  Unrealized appreciation of forward exchange currency contracts       308,237
  Total assets                                                     264,233,698

LIABILITIES
  Due to custodian                                                     122,808
  Payable for investment securities purchased                       14,397,156
  Payable for shares of beneficial interest redeemed                 3,341,736
  Advisory fee payable                                                 596,308
  Distribution fee payable                                              82,063
  Accrued expenses                                                     699,864
  Total liabilities                                                 19,239,935

NET ASSETS                                                        $244,993,763

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                           $    145,739
  Additional paid-in capital                                       225,076,477
  Accumulated net investment loss                                   (1,713,766)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            6,594,277
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                     14,891,036
                                                                  -------------
                                                                  $244,993,763

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($171,941,838/
    10,091,951 shares of beneficial interest issued and outstanding)    $17.04
  Sales Charge - 4.25% of public offering price                            .76
  Maximum offering price                                                $17.80

  CLASS B SHARES
  Net asset value and offering price per share($53,655,823/
    3,292,714 shares of beneficial interest issued and outstanding)     $16.30

  CLASS C SHARES
  Net asset value, redemption and offering price per share($19,396,102
    /1,189,274 shares of beneficial interest issued and outstanding)    $16.31


See notes to financial statements.


13



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends(net of foreign taxes withheld of $218,713) $1,725,559
  Interest                                                178,346   $1,903,905

EXPENSES
  Advisory fee                                          1,188,835
  Distribution fee - Class A                              150,128
  Distribution fee - Class B                              250,610
  Distribution fee - Class C                               99,807
  Custodian                                               296,896
  Transfer agency                                         231,186
  Registration                                             85,892
  Administrative                                           82,533
  Audit and legal                                          38,293
  Printing                                                 31,627
  Trustees' fees                                           19,110
  Miscellaneous                                            31,022
  Total expenses                                                     2,505,939
  Net investment loss                                                 (602,034)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                      11,105,251
  Net realized gain on foreign currency transactions                   364,162
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                      5,699,911
    Foreign currency denominated assets and liabilities              1,088,021
  Net gain on investments and foreign currency transactions         18,257,345

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $17,655,311


See notes to financial statements.


14



STATEMENT OF CHANGES IN NET ASSETS                  ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                 DECEMBER 31,1995    JUNE 30,
                                                    (UNAUDITED)        1995
                                                  --------------- -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                              $   (602,034)  $     (8,715)
  Net realized gain on investments and foreign
    currency transactions                            11,469,413     19,693,549
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities       6,787,932    (20,658,406)
  Net increase (decrease) in net assets from
    operations                                       17,655,311       (973,572)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments and foreign
    currency transactions
    Class A                                         (10,091,208)   (15,878,472)
    Class B                                          (3,210,617)    (4,457,892)
    Class C                                          (1,294,014)    (2,832,662)

CAPITAL TRANSACTIONS
  Net increase                                        7,961,814     12,753,910
  Total increase (decrease)                          11,021,286    (11,388,688)

NET ASSETS
  Beginning of period                               233,972,477    245,361,165
  End of period                                    $244,993,763   $233,972,477


See notes to financial statements.


15



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance International Fund (the 'Fund'), which is a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a United States or European stock exchange for which market quotations are readily available are valued at the last quoted sales price on that exchange prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked price deemed best to reflect fair value. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Restricted and illiquid securities are valued at fair value as determined by the Board of Trustees. In determining fair value, consideration is given to cost, operation and other financial data.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar.

Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized foreign exchange gains of $364,162 represent foreign exchange gains and losses from sales and maturities of debt securities, holding of foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with tax regulations.

6. CHANGES IN ACCOUNTING FOR DISTRIBUTIONS TO SHAREHOLDERS
Effective June 30, 1994, the Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.


16



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P., (the 'Adviser'), a fee at a quarterly rate equal to 1/4 of 1% (approximately 1% on an annual basis) of quarter end net assets up to $500 million and 3/16 of 1% (approximately .75% on an annual basis) of quarter end net assets in excess of $500 million. The Adviser has agreed, under the terms of the advisory agreement, to reimburse the Fund to the extent that its aggregate expenses (exclusive of interest, taxes, brokerage, distribution fees, extraordinary expenses and certain other expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund believes that the most restrictive expense ratio limitation currently imposed by any state is 2.5% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. For the six months ended December 31, 1995, no such reimbursement was required. Pursuant to the advisory agreement, the Fund paid $82,533 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1995.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $173,788 for the six months ended December 31, 1995.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $15,562 from the sale of Class A shares and $148,635 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B for the six months ended December 31, 1995. Brokerage commissions paid on securities transactions for the six months ended December 31, 1995, amounted to $494,874, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ('DLJ'), an affiliate of the Adviser, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,795,715 and $508,788, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) aggregated $101,862,094 and $105,781,129, respectively, for the six months ended December 31, 1995. There were no purchases or sales of U.S. Government and government agency obligations for the six months ended December 31, 1995.

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)           ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or U.S. Government securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 1995, the Fund had outstanding forward exchange currency contracts, to sell foreign currencies against the U.S. dollar as follows:


                              CONTRACT     COST ON      U.S. $     UNREALIZED
                               AMOUNT   ORIGINATION    CURRENT    APPRECIATION
                                (000)       DATE        VALUE    (DEPRECIATION)
                             ---------  -----------  ----------- --------------
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks,
  expiring 1/31/96               7,900  $ 5,600,057  $ 5,516,627    $ 83,430
Japanese Yen,
  expiring 1/31/96           1,633,500   16,182,447   15,899,339     283,108
French Francs,
  expiring 2/29/96              23,600    4,764,760    4,823,061     (58,301)
                                                                    ---------
                                                                    $308,237


At December 31, 1995, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $22,885,155 and gross unrealized depreciation of investments was $8,306,553, resulting in net unrealized appreciation of $14,578,602.


18



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class
C. Transactions in shares of beneficial interest were as follows:


                                  SHARES                      AMOUNT
                    ----------------------------  ----------------------------
                    SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                       DEC. 31,1995    JUNE 30,    DEC. 31,1995      JUNE 30,
                        (UNAUDITED)      1995       (UNAUDITED)        1995
                        -----------  -----------   -------------  -------------
CLASS A
Shares sold              1,212,340    2,705,822    $ 20,831,144   $ 47,501,995
Shares issued in
  reinvestment of
  dividends and
  distributions            532,923      926,842       8,899,875     15,032,351
Shares redeemed         (1,502,675)  (4,770,741)    (25,888,872)   (83,532,846)
Net increase(decrease)     242,588   (1,138,077)   $  3,842,147   $(20,998,500)

CLASS B
Shares sold                727,374    2,388,681    $ 12,016,392   $ 40,924,713
Shares issued in
  reinvestment of
  distributions            141,372      246,119       2,259,131      3,861,611
Shares redeemed           (602,544)  (1,280,863)     (9,996,751)   (20,826,680)
Net increase               266,202    1,353,937    $  4,278,772   $ 23,959,644

CLASS C
Shares sold                593,777    2,500,356    $  9,771,226   $ 42,839,538
Shares issued in
  reinvestment of
  distributions             49,342      171,490         789,018      2,692,396
Shares redeemed           (651,221)  (2,228,318)    (10,719,349)   (35,739,168)
Net increase(decrease)      (8,102)     443,528    $   (159,105)  $  9,792,766



NOTE F: ILLIQUID SECURITIES

                                            DATE
SECURITY                                  ACQUIRED        U.S. $COST
-------------------------------------     --------        ----------
Asesores Bursatiles Capital Fund N.V.     10/29/90        $1,113,819
Unidad Editorial, S.A.                     1/20/92           369,591


The securities shown are illiquid and have been valued at fair value in accordance with procedures described in Note A. The value of these securities at December 31, 1995 was $1,036,348 representing 0.4% of net assets.


19



FINANCIAL HIGHLIGHTS                                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS A
                                           -----------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                           DECEMBER 31,                    YEAR ENDED JUNE 30,
                                               1995      ---------------------------------------------------------
                                           (UNAUDITED)       1995       1994        1993       1992         1991
                                           ------------  ---------  ----------  ---------  -----------  ----------
Net asset value, beginning of period         $16.81        $18.38     $16.01      $14.98     $14.00       $17.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   (.02)(b)       .04       (.09)       (.01)       .01(b)       .05
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                 1.30           .01       3.02        1.17       1.04        (3.54)
Net increase (decrease) in net asset
  value from operations                        1.28           .05       2.93        1.16       1.05        (3.49)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-           -0-        -0-       (.04)      (.07)        (.03)
Distributions from net realized gains
  on investments and foreign currency
  transactions                                (1.05)        (1.62)      (.56)       (.09)        -0-        (.47)
Total dividends and distributions             (1.05)        (1.62)      (.56)       (.13)      (.07)        (.50)
Net asset value, end of period               $17.04        $16.81     $18.38      $16.01     $14.98       $14.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                              7.74%          .59%     18.68%       7.86%      7.52%      (19.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $171,942      $165,584   $201,916    $161,048   $179,807     $214,442
Ratio of expenses to average net assets        1.86%(d)      1.73%      1.90%       1.88%      1.82%        1.73%
Ratio of net investment income (loss)
  to average net assets                        (.26)%(d)      .26%      (.50)%      (.14)%      .07%         .37%
Portfolio turnover rate                          88%          119%        97%         94%        72%          71%


See footnote summary on page 22.


20



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS B
                                            -----------------------------------------------------------------------
                                             SIX MONTHS                                               SEPTEMBER 17,
                                                ENDED                                                   1990(A)
                                            DECEMBER 31,              YEAR ENDED JUNE 30,                  TO
                                                1995      --------------------------------------------  JUNE 30,
                                            (UNAUDITED)      1995       1994        1993       1992        1991
                                            ------------  ---------  -----------  --------  ----------  -----------
Net asset value, beginning of period         $16.19        $17.90     $15.74      $14.81    $13.93      $15.52

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   (.09)(b)      (.01)      (.19)(b)    (.12)     (.11)(b)     .03
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                 1.25          (.08)      2.91        1.14      1.02       (1.12)
Net increase (decrease) in net asset
  value from operations                        1.16          (.09)      2.72        1.02       .91       (1.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-           -0-        -0-         -0-     (.03)       (.03)
Distributions from net realized gains
  on investments and foreign currency
  transactions                                (1.05)        (1.62)      (.56)       (.09)       -0-       (.47)
Total dividends and distributions             (1.05)        (1.62)      (.56)       (.09)     (.03)       (.50)
Net asset value, end of period               $16.30        $16.19     $17.90      $15.74    $14.81      $13.93

TOTAL RETURN
Total investment return based on net
  asset value (c)                              7.30%         (.22)%    17.65%       6.98%     6.54%      (6.97)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $53,656       $48,998    $29,943      $6,363    $5,585      $3,515
Ratio of expenses to average net assets        2.70%(d)      2.57%      2.78%       2.70%     2.68%       3.39%(d)
Ratio of net investment income (loss)
  to average net assets                       (1.10)%(d)     (.62)%    (1.15)%      (.96)%    (.70)%       .84%(d)
Portfolio turnover rate                          88%          119%        97%         94%       72%         71%


See footnote summary on page 22.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C
                                            ------------------------------------------------
                                             SIX MONTHS
                                               ENDED                           MAY 3,1993(A)
                                            DECEMBER 31,   YEAR ENDED JUNE 30,      TO
                                                1995      --------------------   JUNE 30,
                                            (UNAUDITED)      1995       1994       1993
                                            ------------  ---------  ---------  ------------
Net asset value, beginning of period         $16.20        $17.91     $15.74    $15.93

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                            (.09)(b)      (.14)      (.11)       -0-
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                 1.25           .05       2.84      (.19)
Net increase (decrease) in net asset
  value from operations                        1.16          (.09)      2.73      (.19)

LESS: DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains
  on investments and foreign currency
  transactions                                (1.05)        (1.62)      (.56)       -0-
Total dividends and distributions             (1.05)        (1.62)      (.56)       -0-
Net asset value, end of period               $16.31        $16.20     $17.91    $15.74

TOTAL RETURN
Total investment return based on net
  asset value (c)                              7.29%         (.22)%    17.72%    (1.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $19,396       $19,395    $13,503      $229
Ratio of expenses to average net assets        2.67%(d)      2.54%      2.78%     2.57%(d)
Ratio of net investment loss
  to average net assets                       (1.08)%(d)     (.88)%    (1.12)%     .08%(d)
Portfolio turnover rate                          88%          119%        97%       94%


(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(d)  Annualized.


22



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER
JOHN H. DOBKIN
W.H. HENDERSON
STIG HOST
RICHARD M. LILLY
ALAN STOGA
ROBERT C. WHITE

OFFICERS
A. RAMA KRISHNA, SENIOR VICE PRESIDENT
MARK H. BREEDON, VICE PRESIDENT
KELLY A. MORGAN, VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
NICHOLAS E. CROSSLAND, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


23



ALLIANCE INTERNATIONAL FUND
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

INTSR